Cash Flows (Tables)	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
Supplemental disclosures of cash flow information were as follows:

	Year Ended December 31,
	2015	2014	2013
	(In thousands)
Income taxes paid	$283,330	$227,953	$223,594
Interest paid, excluding amounts capitalized	95,012	83,943	48,751

Non-cash investing and financing activities were as follows:
Issuance of common shares for redemption of Western Convertible Notes	—	357,608	—
Accrued capital expenditures	53,361	9,189	—
Assets acquired through capital lease obligations	29,082	—	—
PP&E derecognized from sale leaseback continuing involvement release	1,773	—	—
Transfer of capital spares from fixed asset to inventory	1,490	—	—
Distributions accrued on unvested NTI equity awards	4,210	—	—